Other Financial Items	9 Months Ended
Sep. 30, 2016
Other Income and Expenses [Abstract]
Other Financial Items
OTHER FINANCIAL ITEMS

Other financial items comprise of the following:

(in thousands of $)	Nine months ended September 30,
	2016	2015
Mark-to-market adjustment for interest rate swap derivatives	(18,699)	(28,917)
Interest expense on undesignated interest rate swaps	(8,165)	(12,162)
Mark-to-market adjustment for equity derivatives	19,884	(32,334)
Impairment of loan (1) (2)	(7,627)	(15,010)
Financing arrangement fees and other costs	130	(403)
Amortization of deferred financing costs and debt guarantee (note 2)	(18,600)	(1,326)
Others	(502)	(1,409)
	(33,579)	(91,561)

(1) Given the announcement during the period of a negative Final Investment Decision from the Douglas Channel Project consortium, we reassessed the recoverability of the loan and accrued interest receivables from the Douglas Channel LNG Assets Partnership ("DCLAP") and concluded that DCLAP would not have the means to satisfy its obligations under the loan. Accordingly, we recognized an impairment charge of $7.6 million in 2016.
(2) The amount for the nine months ended September 30, 2015 relates to the impairment of the loan due from Equinox in connection with the disposal of the Golar Viking to Equinox in February 2015.